Document and Entity Information	Apr. 24, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2021
Entity Registrant Name	Altisource Asset Management Corp
Entity Incorporation, State or Country Code	VI
Entity File Number	001-36063
Entity Tax Identification Number	66-0783125
Entity Address, Address Line One	5100 Tamarind Reef
Entity Address, City or Town	Christiansted
Entity Address, Country	VI
Entity Address, Postal Zip Code	00820
City Area Code	704
Local Phone Number	275-9113
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001555074
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AAMC
Security Exchange Name	NYSEAMER